Incentive Units (Tables)	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Deferred Compensation Arrangement with Individual, Share-based Payments

Three tranches of the incentive units have a time vesting feature. A rollforward of those units from IPO to September 30, 2014 is included below.

Vested Units Balance, January 29, 2014	853,630
Vested During Period	565,881
Forfeited During Period	(214,869)
Granted During Period	214,869
Cancelled During Period	—

Vested Units Balance, September 30, 2014	1,419,511